Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
August 31, 2024
NJT-NPRT3-1024
1.805777.120
Municipal Bonds - 95.6%
	Principal Amount (a)	Value ($)
Delaware - 0.5%
Delaware River & Bay Auth. Rev. Series 2024 B:
5% 1/1/41	500,000	560,480
5% 1/1/42	800,000	893,063
5% 1/1/43	600,000	667,349
5% 1/1/44	425,000	471,171
TOTAL DELAWARE		2,592,063
Delaware, New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/42	2,075,000	2,272,422
New Jersey - 77.1%
Audubon Scd Series 2022, 2.75% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,160,000	1,069,750
Bergen County Gen. Oblig. Series 2021 ABC, 2% 6/1/28	285,000	269,864
Berkely Township Series 2023, 3.25% 8/15/35	1,255,000	1,211,281
Casino Reinvestment Dev. Auth. N:
Series 2024 A:
4% 11/1/44 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	2,962,838
5% 11/1/27 (Assured Guaranty Muni. Corp. Insured) (b)	750,000	798,888
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,083,100
Series 2024 B:
5% 11/1/27 (Assured Guaranty Muni. Corp. Insured) (b)	300,000	319,555
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured) (b)	350,000	379,085
5% 11/1/37 (Assured Guaranty Muni. Corp. Insured) (b)	750,000	842,444
5% 11/1/44 (Assured Guaranty Muni. Corp. Insured) (b)	900,000	983,068
Englewood Gen. Oblig. Series 2021, 2% 2/1/29	560,000	517,767
Essex County Gen. Oblig. Series 2020, 2% 9/1/31	995,000	889,553
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/54 (Build America Mutual Assurance Insured)	4,650,000	4,978,205
Hanover Park Reg'l. High School Series 2023, 3.5% 3/15/31	1,120,000	1,127,202
Hillsborough Township Scd Series 2020, 2% 7/15/40	1,240,000	865,888
Howell Township Gen. Oblig. Series 2020, 2% 10/1/31	1,000,000	876,791
Hudson County Gen. Oblig. Series 2020, 3% 11/15/32	485,000	474,888
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,756,618
Jersey City Gen. Oblig. Series 2022 A, 3% 2/15/37	1,000,000	925,935
Lyndhurst Township Gen. Oblig. Series 2021, 2% 3/1/35	2,850,000	2,328,204
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,151,349
Millburn Township Board of Ed. Series 2023:
1% 8/15/27	1,430,000	1,339,882
1% 8/15/28	1,100,000	1,008,778
Monmouth County Impt. Auth. Rev. Series 2021 A, 3% 3/1/33	385,000	380,949
Montclair Township N J Board Ed. Series 2023, 3.25% 1/15/38 (Build America Mutual Assurance Insured)	1,825,000	1,722,054
Morris County Gen. Oblig. Series 2021, 2% 2/1/29	1,085,000	1,018,325
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	691,185
Series 2015, 5.25% 6/15/27	1,395,000	1,416,693
Series 2024 SSS:
5% 6/15/33	1,725,000	1,975,186
5.25% 6/15/37	1,570,000	1,822,199
5.25% 6/15/38	2,000,000	2,308,969
5.25% 6/15/39	3,000,000	3,440,320
Series A, 5% 11/1/35	5,000,000	5,389,013
Series QQQ:
4% 6/15/46	1,250,000	1,218,177
4% 6/15/50	1,000,000	960,572
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	107,202
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,695,730
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,633,656
Series 2017 B, 3.125% 7/1/29	1,335,000	1,305,402
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	918,849
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (d)	1,500,000	1,501,481
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,568,335
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,565,718
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,138,578
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017, 5% 10/1/37 (d)	1,430,000	1,477,532
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019:
4% 8/1/59 (d)	1,000,000	921,022
5% 8/1/59 (d)	1,000,000	1,028,095
Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (d)(e)	5,000,000	5,041,570
New Jersey Edl. Facilities Auth. Rev.:
Series 2021 C, 2% 3/1/36	2,000,000	1,617,937
Series 2024 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,250,271
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,538,317
5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,571,045
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/25	600,000	608,623
5% 7/1/26	945,000	975,553
5% 7/1/29	865,000	909,494
Series 2015 B, 5% 7/1/31	3,000,000	3,040,961
Series 2016 A:
5% 7/1/27	2,875,000	2,970,998
5% 7/1/29	1,000,000	1,031,098
5% 7/1/32	600,000	616,937
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,443,321
Series A:
4% 7/1/50	3,000,000	2,782,523
5% 7/1/32	420,000	454,267
5% 7/1/33	675,000	727,674
5% 7/1/34	540,000	580,186
5% 7/1/35	570,000	609,977
5% 7/1/36	1,095,000	1,166,111
5% 7/1/37	1,095,000	1,161,669
5% 7/1/38	985,000	1,039,743
5% 7/1/39	1,040,000	1,091,913
5% 7/1/40	1,035,000	1,082,373
5% 7/1/45	3,500,000	3,622,508
New Jersey Gen. Oblig.:
Series 2020 A, 3% 6/1/32	4,240,000	4,176,372
Series 2021:
2% 6/1/26	6,300,000	6,174,555
2% 6/1/27	2,000,000	1,919,166
2% 6/1/29	3,110,000	2,869,113
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,473,639
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	706,055
Series 2014 A, 4% 7/1/45	1,300,000	1,237,930
Series 2015 A, 4.125% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,896
Series 2016 A:
5% 7/1/27	100,000	103,876
5% 7/1/39	11,000,000	11,279,960
5% 7/1/43	2,500,000	2,551,577
Series 2016:
4% 7/1/48	425,000	388,380
5% 7/1/26	800,000	816,712
5% 7/1/31	400,000	418,389
5% 7/1/35	950,000	965,727
5% 7/1/36	565,000	573,297
5% 7/1/41	6,085,000	6,119,224
Series 2017 A, 5% 7/1/25	110,000	112,032
Series 2019:
3% 7/1/49	9,640,000	7,659,348
5% 7/1/34	960,000	1,036,383
Series 2021 A, 5% 7/1/25	3,000,000	3,054,430
Series 2021:
3% 7/1/46	7,140,000	5,749,786
4% 7/1/35	750,000	778,728
4% 7/1/37	700,000	720,492
5% 7/1/33	1,420,000	1,574,378
5% 7/1/34	1,250,000	1,384,579
Series 2024 A:
4.125% 7/1/54	6,000,000	5,891,200
5% 7/1/27	735,000	780,962
5% 7/1/28	1,000,000	1,083,824
5% 7/1/29	455,000	502,427
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (d)	1,400,000	1,428,385
Series 2017 1A:
5% 12/1/25 (d)	3,000,000	3,060,826
5% 12/1/27 (d)	2,500,000	2,588,583
Series 2018 B:
5% 12/1/26 (d)	255,000	263,197
5% 12/1/28 (d)	950,000	1,002,961
Series 2019 A:
5% 12/1/27	2,000,000	2,129,633
5% 12/1/28	700,000	748,173
Series 2021 A:
5% 12/1/26 (d)	325,000	335,447
5% 12/1/27 (d)	325,000	340,817
5% 12/1/28 (d)	400,000	424,252
5% 12/1/29 (d)	1,050,000	1,122,659
Series 2021 B:
5% 12/1/27 (d)	1,325,000	1,389,486
5% 12/1/28 (d)	1,450,000	1,537,913
5% 12/1/29 (d)	1,415,000	1,512,917
Series 2023 A:
5% 12/1/25 (d)	575,000	586,658
5% 12/1/26 (d)	1,275,000	1,315,984
Series 2023 B:
5% 12/1/25 (d)	1,850,000	1,887,509
5% 12/1/26 (d)	7,000,000	7,225,008
Series 2024 A:
5% 12/1/29 (d)	1,900,000	2,031,479
5% 12/1/30 (d)	1,875,000	2,021,483
5% 12/1/31 (d)	1,270,000	1,377,321
Series 2024 B, 5% 12/1/28 (d)	1,900,000	2,015,197
Series 2024 C, 5.25% 12/1/54 (d)	2,225,000	2,285,510
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 11/1/28 (d)	1,875,000	1,968,314
5% 5/1/29 (d)	1,885,000	1,984,924
5% 11/1/29 (d)	1,950,000	2,057,501
5% 5/1/30 (d)	2,000,000	2,110,908
5% 11/1/30 (d)	2,045,000	2,157,584
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (d)	2,370,000	2,370,227
Series 2020 E, 1.75% 4/1/30	900,000	792,561
Series 2021 H:
5% 4/1/28	300,000	319,731
5% 10/1/28	480,000	515,724
5% 4/1/29	500,000	542,774
Series 2022 I, 5% 10/1/53	3,335,000	3,481,072
New Jersey Institute of Technology Series A:
5% 7/1/31	375,000	409,705
5% 7/1/32	375,000	409,122
5% 7/1/33	170,000	185,253
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	5,000,000	5,131,760
5% 6/1/27	1,000,000	1,039,475
5% 6/1/28	2,000,000	2,106,180
Series 2018 B, 5% 6/1/46	5,570,000	5,620,271
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/30	6,345,000	7,070,796
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	545,374
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,315,070
0% 12/15/34	5,800,000	4,055,330
Series 2008 A, 0% 12/15/36	25,000,000	15,671,450
Series 2009 A:
0% 12/15/33	1,135,000	819,527
0% 12/15/38	13,900,000	7,902,656
Series 2010 A:
0% 12/15/27	3,000,000	2,704,055
0% 12/15/28	9,800,000	8,547,399
0% 12/15/30	14,795,000	12,013,723
0% 12/15/32	355,000	266,215
Series 2010 A3, 0% 12/15/34	10,775,000	7,458,091
Series 2014 AA:
5% 6/15/38	770,000	770,653
5% 6/15/44	555,000	555,241
Series 2016 A, 5% 6/15/29	750,000	775,202
Series 2019 BB, 4% 6/15/38	1,035,000	1,041,780
Series 2020 AA, 3% 6/15/50	7,500,000	5,867,865
Series 2022 AA, 5% 6/15/38	6,440,000	7,147,728
Series 2023 BB, 5.25% 6/15/50	10,000,000	10,942,166
Series A:
0% 12/15/31	365,000	284,903
5% 12/15/33	2,850,000	3,105,834
Series AA:
4% 6/15/50	4,300,000	4,130,459
5% 6/15/50	1,000,000	1,050,808
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,874
Ocean City Gen. Oblig. Series 2019, 2.25% 9/15/32	455,000	403,853
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	581,840
Series 2021 AB:
2% 11/1/34	1,840,000	1,528,195
2% 11/1/36	1,230,000	980,162
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33	570,000	581,595
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43	670,000	699,207
5.375% 7/1/53	1,000,000	1,032,703
5.5% 7/1/58	635,000	658,490
Piscataway Township Gen. Oblig. Series 2020, 2% 10/15/34	1,485,000	1,220,412
Princeton Borough Gen. Oblig. Series 2021, 2.5% 9/15/32	835,000	758,683
Rahway Board of Ed. Series 2021:
2.125% 7/15/32	2,400,000	2,098,807
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	863,752
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,064,707
River Vale Township School District Series 2021, 2% 6/15/30	1,020,000	918,974
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (d)(e)	3,200,000	3,207,993
Sayreville N J Series 2021:
2% 11/1/33	1,925,000	1,620,697
2% 11/1/34	1,935,000	1,597,589
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (d)	955,000	1,008,655
5% 1/1/31 (d)	1,950,000	2,054,064
5% 1/1/33 (d)	750,000	785,076
5% 1/1/35 (d)	2,000,000	2,084,267
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	215,770
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,632,181
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,335,564
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	812,758
Series 2020 A:
5% 11/1/45	7,000,000	7,327,709
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,141,913
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	800,851
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	745,549
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	324,655
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	330,582
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	335,277
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	424,316
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	451,020
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	562,646
Washington Township Gloucester County Series 2021, 2% 5/15/33	1,000,000	849,304
Washington Township N J Board Ed. Morr Series 2023, 3.125% 8/15/35	1,515,000	1,446,096
TOTAL NEW JERSEY		418,969,276
New York And New Jersey - 15.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	6,185,000	6,976,712
Port Auth. of New York & New Jersey:
Series 2014 185, 5% 9/1/30 (d)	1,105,000	1,106,205
Series 2015 189, 3.25% 5/1/33	500,000	481,276
Series 2016, 5% 11/15/32 (d)	5,000,000	5,172,838
Series 2018:
5% 9/15/28 (d)	4,000,000	4,211,000
5% 9/15/34 (d)	5,000,000	5,204,876
Series 2020 221, 4% 7/15/50 (d)	1,215,000	1,141,441
Series 2021 227, 2% 10/1/31 (d)	2,685,000	2,288,639
Series 2022 236, 5% 1/15/47 (d)	6,000,000	6,348,545
Series 2023 238:
5% 7/15/35 (d)	3,525,000	3,915,536
5% 7/15/36 (d)	2,940,000	3,240,468
5% 7/15/37 (d)	1,765,000	1,937,843
5% 7/15/38 (d)	1,770,000	1,932,037
5% 7/15/39 (d)	1,685,000	1,833,500
Series 207, 5% 9/15/29 (d)	1,750,000	1,839,003
Series 214:
5% 9/1/30 (d)	250,000	266,844
5% 9/1/36 (d)	6,785,000	7,114,292
Series 218, 5% 11/1/44 (d)	1,420,000	1,462,930
Series 221:
4% 7/15/37 (d)	1,000,000	1,007,292
4% 7/15/45 (d)	1,500,000	1,442,512
5% 7/15/35 (d)	2,500,000	2,691,307
Series 223:
4% 7/15/34 (d)	2,000,000	2,061,740
4% 7/15/35 (d)	2,250,000	2,306,917
4% 7/15/36 (d)	1,350,000	1,377,049
4% 7/15/37 (d)	2,750,000	2,791,521
4% 7/15/38 (d)	6,000,000	6,053,654
4% 7/15/39 (d)	4,000,000	4,006,288
5% 7/15/56 (d)	3,500,000	3,632,617
TOTAL NEW YORK AND NEW JERSEY		83,844,882
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2019 A, 5% 7/1/44	700,000	736,854
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/37	1,200,000	1,289,794
TOTAL PENNSYLVANIA, NEW JERSEY		2,026,648
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	1,395,000	1,465,489
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	1,044,355
5.625% 7/1/27	175,000	182,213
5.625% 7/1/29	545,000	585,956
5.75% 7/1/31	1,300,000	1,439,322
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	182,125
5% 7/1/30	860,000	939,281
5% 7/1/32	125,000	135,302
5% 7/1/34	110,000	118,571
5% 7/1/35	480,000	515,935
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	1,122,683
Series 2019 A2:
4.329% 7/1/40	564,000	556,969
4.55% 7/1/40	1,050,000	1,052,024
TOTAL PUERTO RICO		9,340,225
TOTAL MUNICIPAL BONDS (Cost $511,953,642)		519,045,516

Municipal Notes - 2.0%
	Principal Amount (a)	Value ($)
New Jersey - 2.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 2.6% 9/3/24, LOC JPMorgan Chase Bank, VRDN (e) (Cost $11,000,000)	11,000,000	11,000,000

Municipal Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.22% (f)(g) (Cost $16,835,670)	16,832,303	16,835,673

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $539,789,312)	546,881,189
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,627,608)
NET ASSETS - 100.0%	543,253,581

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,075,523 or 0.6% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.22%	31,014,001	48,974,301	63,152,417	888,890	(212)	-	16,835,673	0.7%
Total	31,014,001	48,974,301	63,152,417	888,890	(212)	-	16,835,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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